Operations by Geographic Area (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2014 Korea KRW	Dec. 31, 2013 Korea KRW	Dec. 31, 2012 Korea KRW	Dec. 31, 2014 Japan KRW	Dec. 31, 2013 Japan KRW	Dec. 31, 2012 Japan KRW	Dec. 31, 2014 United States and Canada KRW	Dec. 31, 2013 United States and Canada KRW	Dec. 31, 2012 United States and Canada KRW	Dec. 31, 2014 Taiwan and Hong Kong/Macau KRW	Dec. 31, 2013 Taiwan and Hong Kong/Macau KRW	Dec. 31, 2012 Taiwan and Hong Kong/Macau KRW	Dec. 31, 2014 Thailand KRW	Dec. 31, 2013 Thailand KRW	Dec. 31, 2012 Thailand KRW	Dec. 31, 2014 China KRW	Dec. 31, 2013 China KRW	Dec. 31, 2012 China KRW	Dec. 31, 2014 Brazil KRW	Dec. 31, 2013 Brazil KRW	Dec. 31, 2012 Brazil KRW	Dec. 31, 2014 Europe KRW	Dec. 31, 2013 Europe KRW	Dec. 31, 2012 Europe KRW	Dec. 31, 2014 Russia KRW	Dec. 31, 2013 Russia KRW	Dec. 31, 2012 Russia KRW	Dec. 31, 2014 Other KRW	Dec. 31, 2013 Other KRW	Dec. 31, 2012 Other KRW
Revenues by geographic region
Revenue	$ 36,566	39,889,000	47,685,000	57,781,000	19,469,000	15,491,000	14,762,000	8,511,000	14,409,000	30,387,000	5,038,000	7,725,000	5,023,000	2,315,000	3,106,000	2,244,000	1,283,000	1,015,000	974,000	749,000	2,734,000	495,000	664,000	705,000	837,000	300,000	643,000	982,000	123,000	180,000	476,000	1,437,000	1,677,000	1,601,000